Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Purchase consideration	¥ 1,200	$ 168
Goodwill	18,250		¥ 18,536	$ 2,621	¥ 15,806
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Purchase consideration	1,168	$ 168	2,378
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	229		1,545	33
Intangible assets, net	543		1,424	78
Deferred tax liabilities	(134)		(292)	(19)
Pre-existing equity interests			(1,651)
Noncontrolling interests	(266)		(1,312)	(38)
Redeemable non-controlling interests (Note 17)	(182)		(698)	(26)
Goodwill	978		3,362	140
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	¥ 1,168		¥ 2,378	$ 168